Equity - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Number of potential Ordinary Shares, Outstanding at beginning of the year (in Shares) | shares	91,188
Aggregate Intrinsic Value, Outstanding at beginning of the year (in Dollars) | $	$ 393,276
Number of potential Ordinary Shares, Granted (in Shares) | shares	17,452
Exercise price range, Granted	$ 0.05
Aggregate Intrinsic Value, Granted (in Dollars) | $	$ 260,889
Number of potential Ordinary Shares, Forfeited (in Shares) | shares	(350)
Aggregate Intrinsic Value, Forfeited (in Dollars) | $
Number of potential Ordinary Shares, Outstanding at end of the year (in Shares) | shares	108,290
Aggregate Intrinsic Value, Outstanding at end of the year (in Dollars) | $	$ 177,861
Number of potential Ordinary Shares, Exercisable at end of the year (in Shares) | shares	66,492
Aggregate Intrinsic Value, Exercisable at end of the year (in Dollars) | $	$ 105,451
Minimum [Member]
Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range,Outstanding at beginning of the year	$ 0.05
Exercise price range, Forfeited	200
Exercise price range, Outstanding at end of the year	0.05
Exercise price range, Exercisable at end of the year	0.05
Maximum [Member]
Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range,Outstanding at beginning of the year	1,235.5
Exercise price range, Forfeited	307
Exercise price range, Outstanding at end of the year	1,235.5
Exercise price range, Exercisable at end of the year	$ 1,235.5